HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
Investment properties	$2,107	$1,673
Equity accounted investments	—	127
Property, plant and equipment	367	2
Accounts receivable and other assets	125	50
Assets held for sale	$2,599	$1,852
Accounts payable and other liabilities	169	57
Liabilities associated with assets held for sale	$169	$57

Schedule of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2024 and the year ended December 31, 2023:

(US$ Millions)	Six months ended Jun. 30, 2024	Twelve months ended Dec. 31, 2023
Balance, beginning of period	$1,852	$576
Reclassification to assets held for sale, net	1,149	1,798
Disposals	(476)	(525)
Fair value adjustments	16	(67)
Foreign currency translation	—	1
Acquisition of Foreign Investments(1)	—	47
Other	58	22
Balance, end of period	$2,599	$1,852
(1)See Note 28, Related Parties for further information on the Acquisition of Foreign Investments.